SEGMENT AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT AND GEOGRAPHIC AREA INFORMATION
SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 14 – SEGMENT AND GEOGRAPHIC AREA INFORMATION

The Group’s major source of income was real estate agent commissions before December 31, 2022. The revenue from real estate agent income accounted for 0%, 29%, and 96% of the Group’s total consolidated revenue for the years ended December 31, 2024, 2023, and 2022, respectively. Geographically, revenue was primarily generated in the PRC market before December 31, 2022. The revenue generated in the PRC accounted for 0%, 29%, and 96% of the Group’s total consolidated revenue for the years ended December 31, 2024, 2023, and 2022, respectively.

The Group’s major income source was the hotel and rental management business after December 31, 2022. The revenue from the hotel and rental management business accounted for 100% and 71% of the Group’s total consolidated revenue for the year ended December 31, 2024 and 2023, respectively.

Geographically, revenue was primarily generated in the UK market after December 31, 2022. The revenue generated in the UK accounted for 100% and 71% of the Group’s total consolidated revenue for the year ended December 31, 2024 and 2023, respectively. The value of the Group’s assets located in the UK increased since 2021. The value of the assets located in the UK accounted for 100%, 95%, and 79% of the Group’s total consolidated assets as of December 31, 2024, 2023, and 2022, respectively.

The following table provides segment and geographic information as of December 31, 2024, 2023, and 2022.

	2024		2023		2022
Source of revenue	US$	%	US$	%	US$	%
Real estate agent income	—	0%	41,954	29%	434,371	96%
Rental management income	—	0%	67,891	47%	16,263	4%
Hotel income	48,375	100%	35,018	24%	—	0%
Other income	—	—	—	—	—	—
Total Revenue	48,375	100%	144,863	100%	450,634	100%

Revenue by Geographic Region	US$	%	US$	%	US$	%
PRC	—	0%	41,954	29%	434,371	96%
UK	48,375	100%	102,909	71%	16,263	4%
Total Revenue	48,375	100%	144,863	100%	450,634	100%

Assets by Geographic Region	US$	%	US$	%	US$	%
PRC and Others	15,136	0%	180,919	5%	1,202,347	21%
UK	5,192,865	100%	3,818,323	95%	4,432,728	79%
Total Assets	5,208,001	100%	3,999,242	100%	5,635,075	100%